Provisions	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions

15.  Provisions

Provisions comprise the following at December 31:

	2018			2017
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	52,529	197	52,726	59,195	—	59,195
Environmental provision	2,880	331	3,211	3,121	346	3,467
Provisions for litigation	—	2,399	2,399	—	11,732	11,732
Provisions for third-party liability	7,270	—	7,270	7,639	—	7,639
Provisions for C02 emissions allowances	2,859	25,111	27,970	—	7,281	7,281
Other provisions	10,249	12,532	22,781	12,442	13,736	26,178
Total	75,787	40,570	116,357	82,397	33,095	115,492

The changes in the various line items of provisions in 2018 and 2017 were as follows:

			Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2017	60,876	3,083	—	5,835	5,512	26,278	101,584
Charges for the year	5,082	133	10,807	2,451	6,946	1,494	26,913
Provisions reversed with a credit to income	(1,321)	—	(237)	(181)	—	(545)	(2,284)
Amounts used	(2,304)	(93)	—	—	(5,907)	(2,911)	(11,215)
Provision against equity	(4,511)	—	—	—	—	—	(4,511)
Transfers from/(to) other accounts	—	—	931	(12)	—	(612)	307
Exchange differences and others	1,373	344	231	(454)	730	1,009	3,233
Transfer from liabilities associated with assets held for sale (see Note 29)	—	—	—	—	—	1,465	1,465
Balance at December 31, 2017	59,195	3,467	11,732	7,639	7,281	26,178	115,492
Charges for the year	4,611	103	392	229	26,348	2,483	34,166
Provisions reversed with a credit to income	(36)	—	—	(9)	—	(1,524)	(1,569)
Amounts used	(2,076)	—	(9,595)	(239)	(5,470)	(3,039)	(20,419)
Provision against equity	(3,568)	—	—	—	—	—	(3,568)
Transfers from/(to) other accounts	277	—	—	—	—	—	277
Exchange differences and others	(5,677)	(359)	(130)	(350)	(189)	(2,035)	(8,740)
Additions from business combinations (see Note 5)	—	—	—	—	—	735	735
Disposals from business divestitures	—	—	—	—	—	(17)	(17)
Balance at December 31, 2018	52,726	3,211	2,399	7,270	27,970	22,781	116,357

The main provisions relating to employee obligations are as follows:

France

These relate to various obligations assumed by FerroPem, S.A.S. with various groups of employees relate to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined benefit obligations, whose changes in 2018 and 2017 were as follows:

	2018	2017
	US$'000	US$'000
Obligations at the beginning of year	29,768	29,733
Current service cost	1,678	1,834
Borrowing costs	470	383
Actuarial differences	(700)	(4,570)
Benefits paid	(1,818)	(1,471)
Exchange differences	(1,349)	3,859
Obligations at the end of year	28,049	29,768

At December 31, 2018 and 2017, the effect of a 1% change in the cost of this provision would have resulted in a change to the provision of approximately $3,664 thousand and $3,970 thousand, respectively.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2018:

2018
US$'000
2019	1,597
2020	977
2021	1,179
2022	1,329
2023	2,007
Years 2024-2028	8,628

The subsidiary recognized provisions in this connection based on an actuarial study performed by an independent expert.

South Africa

Defined benefit plans relate to Retirement medical aid obligations and Retirement benefits. Actuarial valuations are performed periodically by independent third parties and in the actuary’s opinion the fund was in a sound financial position. The valuation was based upon the amounts as per the latest valuation report received from third party experts.

Retirement medical aid obligations

The Company provides post-retirement benefits by way of medical aid contributions for employees and dependents.

Retirement benefits

It is the policy of the Company to provide retirement benefits to all its employees and therefore membership of the retirement fund is compulsory. The Company has both defined contribution and defined benefit plans. The pension fund obligation is recognized in current provisions as the Company will contribute the difference to the plan assets within the next 12 months.

In this regard, the changes of this provision in 2018 and 2017 were as follows:

	2018	2017
	US$'000	US$'000
Obligations at beginning of year	7,872	8,760
Current service cost	139	310
Borrowing costs	740	932
Actuarial differences	(2,000)	(2,226)
Benefits paid	(226)	(740)
Exchange differences	(1,096)	836
Obligations at end of year	5,429	7,872

At December 31, 2018 and 2017, the effect of a 1% change in the cost of the medical aid would have resulted in a change to the provision of approximately $216 thousand and $297 thousand, respectively.

The breakdown, in percentage, of the plan assets are as follows:

	2018	2017
Cash	1.72%	47.45%
Equity	47.42%	24.79%
Bond	13.62%	7.66%
Property	2.67%	1.41%
International	30.27%	15.74%
Others	4.30%	2.95%
Total	100.00%	100.00%

As of December 31, 2018 and 2017 the Plan assets amounted to $1,906 thousand and $2,248 thousand, respectively. Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2018	2017
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	2,248	3,532
Interest income on assets	216	255
Benefits paid	(50)	(2,609)
Actuarial differences	(228)	270
Other	(280)	800
Fair value of plan assets at the end of the year	1,906	2,248
Actual return on assets	(11)	525

Venezuela

Benefit Plan

The company FerroVen has pension obligations to all of its employees who, once reaching retirement age, have accumulated at least 15 years of service to the company and receive a Venezuelan Social Security Institute (IVSS) pension. In addition to the pension paid by the IVSS, 80% of the basic salary accrued when the pension benefit is awarded is guaranteed and paid by means of a lifelong monthly pension.

The most recent of the present value of the defined benefit obligation actuarial valuation was determined at December 31, 2018 by independent actuaries. The present value of the obligation for defined benefit cost, the current service cost and past service cost were determined using the projected unit credit method.

In this regards, the changes of this provision in 2018 and 2017 were as follows:

	2018	2017
	US$'000	US$'000
Obligations at the beginning of year	1,883	2,955
Current service cost	775	158
Borrowing costs	—	2,255
Benefits paid	(35)	(93)
Exchange differences	(2,089)	(3,392)
Obligations at the end of year	534	1,883

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa		Venezuela
	2018	2017	2018	2017	2018	2017
Salary increase	1.60%-6.10%	1.60%-6.10%	7.2%	8.1%	400000%	207.25%
Discount rate	2%	2%	9.9%	10.3%	520004%	219.54%
Expected inflation rate	1.60%	1.60%	6.2%	7.10%	500000%	207%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)	UP94	UP94
Retirement age	65	65	63	63	64	63

North America

a. Defined Benefit Retirement and Post-retirement Plans

Globe Metallurgical Inc. (“GMI”) sponsors three non-contributory defined benefit pension plans covering certain employees, which were all frozen in 2003. Core Metals sponsors a non-contributory defined benefit pension plan covering certain employees, which was closed to new participants in April 2009.

Quebec Silicon Limited partnership (“QSLP”) sponsors a contributory defined benefit pension plan and postretirement benefit plan for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, disability, hospital, medical, and dental benefits. The contributory defined benefit pension plan was closed to new participants in December 2013. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company’s funding policy has been to contribute, as necessary, an amount in excess of the minimum requirements in order to achieve the Company’s long-term funding targets.

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2018 and 2017:

	2018				2017
	USA	Canada			USA	Canada
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans	Total	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	35,062	22,393	7,377	64,832	38,195	24,788	8,837	71,820
Fair value of plan assets	(29,038)	(17,076)	—	(46,114)	(32,869)	(19,283)	—	(52,152)
Provision for pensions	6,024	5,317	7,377	18,718	5,326	5,505	8,837	19,668

All North American pension and post-retirement plans are underfunded. At December 31, 2018 and 2017, the accumulated benefit obligation was $57,455 thousand and $62,983 thousand for the defined pension plan and $7,377 thousand and $8,837 thousand for the post-retirement plans, respectively.

The assumptions used to determine benefit obligations at December 31, 2018 and 2017 for the North American plans are as follows:

	North America – 2018			North America – 2017
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	4.00%	3.80%	3.90%	3.50%	3.60%	3.65%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	SOA RP-2014 Blue Collar Mortality	CPM2014-Private	CPM2014-Private	SOA RP-2014 Total Dataset Mortality	CPM2014-Private	CPM2014-Private
Retirement age	65	62	62	65	62	62

The discount rate used in calculating the present value of our pension plan obligations is developed based on the BPS&M Pension Discount Curve for 2018 and 2017 and the Mercer Proprietary Yield Curve for 2018 and 2017. QSLP Pension and post-retirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of approximately $1,037 thousand to the defined benefit pension and post-retirement plans for the year ending December 31, 2019.

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2019	3,175	197
2020	3,205	197
2021	3,241	203
2022	3,247	203
2023	3,311	222
Years 2024-2028	17,178	1,393

The accumulated non-pension postretirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 5.3% for 2018 and decreasing to an ultimate rate of 4.0% in fiscal 2040. At December, 31 2018 and 2017, the effect of a 1% increase in health care cost trend rate on the non-pension postretirement benefit obligation is $1,535 thousand and $1,862 thousand, respectively. At December, 31 2018 and 2017 the effect of a 1% decrease in health care cost trend rate on the non-pension postretirement benefit obligation is ($1,194) thousand and ($1,442) thousand.

The changes to these obligations in the current year ended December 31, 2018 were as follows:

	2018
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	38,195	24,788	8,837	71,820
Service cost	185	123	334	642
Borrowing cost	1,300	816	297	2,413
Actuarial differences	(2,849)	(416)	(1,240)	(4,505)
Benefits paid	(1,874)	(978)	(161)	(3,013)
Exchange differences	—	(1,940)	(690)	(2,630)
Expenses	(70)	—	—	(70)
Plan amendments	175	—	—	175
Obligations at the end of year	35,062	22,393	7,377	64,832

The plan assets of the defined benefit and retirement and post-retirement plans in North America are comprised of assets that have quoted market prices in an active market. The breakdown as of December 31, 2018 and 2017 of the assets by class are:

	2018	2017
Cash	1%	2%
Equity Mutual Funds	40%	45%
Fixed Income Securities	59%	51%
Real Estate Mutual Funds	—%	2%
Total	100%	100%

For the year ended December 31, 2018, the changes in plan assets were as follows:

	2018
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	32,869	19,283	52,152
Interest income on assets	1,110	643	1,753
Benefits paid	(1,874)	(978)	(2,852)
Actuarial return on plan assets	(3,044)	(1,154)	(4,198)
Other	(23)	(718)	(741)
Fair value of plan assets at the end of the year	29,038	17,076	46,114

b. Other Benefit Plans

The Company administers healthcare benefits for certain retired employees through a separate welfare plan requiring reimbursement from the retirees.

The Company’s subsidiary, GMI, provides two defined contribution plans (401(k) plans) that allow for employee contributions on a pretax basis. The Company agrees to match 25% of participants’ contributions up to a maximum of 6% of compensation. Additionally, the Company sponsors a defined contribution plan for employees of Core Metals. Under the plan, the Company may make discretionary payments to salaried and non-union participants in the form of profit sharing and matching funds.

Other benefit plans offered by the Company include a Section 125 cafeteria plan for the pretax payment of healthcare costs and flexible spending arrangements.

Environmental provision

Environmental provisions relate to $2,880 thousand of non-current environmental rehabilitation obligations (2017: $3,121 thousand) and $331 thousand of current environmental rehabilitation obligations (2017: $346 thousand).

Provisions for litigation

Certain employees of FerroPem, S.A.S., then known as Pechiney Electrometallurgie, S.A., may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica’s purchase of that business in December 2004. The Company has recognized a provision of $1,775 thousand during the year ended December 31, 2018 as part of the current portion of Provisions for litigation (2017: $2,339 thousand).  The associated expense has been recorded to Staff costs in the Consolidated Income Statement.  See Note 24 for further information.

The outcome of this dispute, including the amount and timing of any potential settlements, remains uncertain.  The provision reflects the Company’s best estimate of the expenditure required to settle its present obligations.

The company received in March 2017 a demand for mediation from our North American joint venture partner regarding a dispute in relation to the price of coal charged by our subsidiary, Alden, to our North American joint ventures. During 2017, the parties engaged in a non-binding mediation process and the Company recognized a provision of $8,900 thousand during the year ended December 31, 2017. During 2018, the Company reached an agreement with the joint venture partner, and paid $4,450 thousand, and recognized the remaining $4,450 thousand in other current liabilities.

Provisions for third-party liability

Provisions for third-party liability relate to current obligations ($7,270 thousand) relating to health costs for retired employees (2017: $7,639 thousand).

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions provision for taxes of $7,323 thousand (2017: $8,136 thousand) and other provisions of $15,458 thousand (2017: $18,042 thousand).